COLT 2022-8 ABS-15G

Exhibit 99.19

TPR Firm:	Edgemac	Date Submitted:	8/19/2022
Client Name:	Lone Star Funding	Report:	Exception Report - Loan
Client Project:	COLT 2022-8	Loans in report:	10

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Dummy ID	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
8/19/2022	XXXX	XXXX	XXXX	4350099842	XXXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Final Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure.
COMMENTS: XXXX Received FInal Seller's CD	1) Client approved exception to increase the maximum LTV to 75%.Compensating Factors:1. 692 credit score; 12 points above program minimum credit score of 6802. 15.46 months reserves; 3.46 months greater than 12 month program minimum3. Borrower has been self-employed for the last 6 years4. DTI ratio of 14.472%; 35.528% less than 50% program maximum
COMMENTS: Client elects to waive guideline requirement with compensating factors.
											Compensating Factors: 1. 692 credit score; 12 points above program minimum credit score of 680 2. 15.46 months reserves; 3.46 months greater than 12 month program minimum 3. Borrower has been self-employed for the last 6 years 4. DTI ratio of 14.472%; 35.528% less than 50% program maximum	6/10/2022	Primary Residence	XXXX	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100340	XXXX	1) Client approved exception for maximum allowed LTV per guidelines 65%, LTV in file is 80%.Compensating Factors:1. 696 credit score; 16 points above program minimum credit score of 6802. 9.14 months reserves; 3.14 months greater than 6 month program minimum3. Borrower has been self-employed for the last 6 years4. DTI ratio of 29.34%; 20.66% less than 50% program maximum
										COMMENTS: Client elects to waive guideline requirement with compensating factors.	Compensating Factors: 1. 696 credit score; 16 points above program minimum credit score of 680 2. 9.14 months reserves; 3.14 months greater than 6 month program minimum 3. Borrower has been self-employed for the last 6 years 4. DTI ratio of 30.30%; 19.70% less than 50% program maximum	7/21/2022	Primary Residence	XXXX	XXXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100341	XXXX	1) The LTV of 85% exceeds the maximum of 75% for the purchase of a primary residence with a credit score of 721 and a loan amount of XXXX

										2) Lender approved exception to allow 9 months PITI reserves vs program requirements of 12 months Compensating factors:1. Borrower has been self-employed for 10 years 2. 0x30x36 mortgage history	COMPENSATING FACTORS NOT PROVIDED DUE TO THE HIGH LTV ISSUE	7/22/2022	Primary Residence	XXXX	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100342	XXXX	1) Missing evidence the lender has addressed the issue of the borrower receiving cash out as part of this DSCR cash out refinance. A cash out refinance is not eligible under the DSCR loan program guidelines.
COMMENTS: Client elected to waive based on compensating factors.

2) The re-calculated DSCR ratio of .75% does not meet the program minimum of 1.00. The guidelines require the use of the lower of the executed lease or the market rent reflected on appraisal form 1007. The lease agreement reflects gross rent of XXXX a month vs the market rent of $10,000.00. Using the lower lease rent resulted in a DSCR of .75%.
										COMMENTS: Client elected to waive and use market rent based on comp factors. Per appraiser, rent is below market due to long term tenant.	Compensating Factors; 1. 33 months reserves, 27 > 6 required 2. Credit score 757, 37 > 720 required 3. :Low LTV at 41.56% 4. Excellent mortgage history - all mortgage accounts paid 0x30	7/21/2022	Investment Property	XXXX	XXXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100343	XXXX	1) Subject zoning is noted as legal non-conforming. Appraiser to obtain a rebuild letter from the city of XXXX if the subject is destroyed by fire or other calamity, or by the public enemy to an extent greater than fifty (50%). Additionally, the appraisal attempted to obtain the rebuild letter but was unable to. The appraisal indicates that the property if destroyed may not be able to be rebuilt unless located in a R district and the rebuild letter is requested to confirm.
COMMENTS: UPDATE 07/26/2022: Can be rebuilt per map and appraiser comments provided.	1) Missing a fully executed lease agreement for the subject property. The lease agreement provided has not been signed.
COMMENTS: UPDATE 07/25/2022: Signed exception allowing for use of market rents from Appraisal report to derive DSCR. 49% LTV, 0x30 housing history, 6 months reserves.

2) The re-calculated DSCR ratio of .87% does not meet the program minimum of 1.00%. The guidelines require the use of the lower of the executed lease or the market rent reflected on appraisal form 1007. The lease agreement reflects gross rents of XXXX a month vs the market rent of $9,000.00. Using the lease rent resulted in a DSCR of .87%
COMMENTS: UPDATE 07/25/2022: Signed exception allowing for use of market rents from Appraisal report to derive DSCR which is 1.11% using $9,000.00 market rents. 49% LTV, 0x30 housing history, 6 months reserves.

										3) Client approved exception to allow cash out proceeds on a DSCR loan vs program guidelines which do not allow cash out on the DSCR loan program. Compensating Factors;1. 752 Credit score, 32 > 720 required.2. LTV 49.35%, 25.65 < 75%3. Housing 0x30x12	Compensating Factors; 1. 752 Credit score, 32 > 720 required. 2. LTV 49.35%, 25.65 < 75% 3. Housing 0x30x12	7/22/2022	Investment Property	XXXX	XXXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100344	XXXX	1) For loan amounts between $XXXX the maximum LTV is 60.00% with minimum credit score of 680. Lender exception approval provided for LTV of 75.00% with credit score of 672.Compensating Factors:1. Total reserves $178,581.89 exceeds $61,292.28 minimum program requirement (6 months subject + 2 months each additional property)2. 1x30 mortgage late since inception in 12/2013

2) Lender exception approval provided for allowance of mortgage history of 7 months versus guideline requirement of 12 months.  Missing full 12 month repayment history for the following:  (1) XXXX xx1608 rating 7 months from 12/2021 to 6/2022, and (2) XXXX with United Wholesale xx1760 rating 11/2021 - 5/2022 (7 months) and mortgage statement paid to 6/2022.  Missing prior months for both properties to complete full 12 month history.  Unable to determine if housing history met.Compensating Factors:1. Total reserves of $178,581.892. Discretionary income of $21,382.493. Owner of XXXX
										COMMENTS: 7/25/2022: Lender exception approval provided with compensating factors	Compensating Factors: 1. Total reserves $178,581.89 exceeds $61,292.28 minimum program requirement (6 months subject + 2 months each additional property) 2. 1x30 mortgage late since inception in 12/2013	7/22/2022	Investment Property	XXXX	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100345	XXXX					1) Exception Approval; Exception was requested for LTV/CLTV of 80% when max is 60% for Loan amount over $XXXX Compensating Factors: 1) Low DTI 22.28% max 50%2) FICO 711, minimum 6803) Good income	Compensating Factors: 1) DTI 22.28%, 27% <50% maximum per guideline requirement 2) FICO 711, 31 points > 680 minimum guideline requirement 3) Good source of income, and job history	7/22/2022	Primary Residence	XXXX	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100328	XXXX	1) Client approved exception in the file to allow an LTV of 90% vs the program maximum of 80%Compensating Factors 1. 0x30 housing history for the past 20 months 2..High Discretionary Income ($14,786.70)

2) Client approved exception in file to allow less than 6 months reserves vs program requirement of 6 months reserves. Compensating factors1. 0x30 housing history for the past 20 months 2..High Discretionary Income ($14,786.70)

3) Client approved exception in the file to allow the use of the higher mid credit score  vs program requirement to use the lowest mid credit score. Compensating factors 1. 0x30 housing history for the past 20 months 2.. High Discretionary Income ($14,786.70)

4) The re-calculated DTI of 52.29% exceeds the maximum allowed of 50%. The lender included  the borrower's sign on income to determine the qualifying income. The sign-on income is not on-going and is not included in the recalculated DTI.
COMMENTS: Client elected to waive with compensating factors.

5) NEW - Missing the settlement statement to evidence the sale of the borrower's departing residence. The estimated HUD-1 settlement statement in the file for the departing residence transaction indicated  the buyer is TBD and does not the name of the buyer.
										COMMENTS: Rec'd Listing agreement in file and client waiver for reserves in file.	Compensating factors 1. 0x30 housing history for the past 20 months 2..High Discretionary Income ($14,786.70) 3. FICO 809 / 779 4. B2 10ys same employer	8/8/2022	Primary Residence	XXXX	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100329	XXXX	1) //UPDATE: 08/09/2022 Received a TRID Fee Placement and Tolerance Chart which appears to reflect that the Processing fee in question should be disclosed in Section "A", however, the Processing Fee would only be disclosed in Section "A" if it was charged by the Lender/Broker or if the Payee is an Affiliate of the Lender or Broker. The Settlement Statement in file reflects the fee was paid directly to the Third Party and not considered a pass through fee, nor is there any Affiliated Business Arrangement in file reflecting the Payee is an Affiliate of Lender or Broker. Need a PC CD with explanation letter to borrower moving the Third Party Processing Fee to Section "B".//UPDATE: 08/08/2022 Received proof that the Processing Fee was paid to a Third Party which is NOT the issue. The issue is Third Party Fees should NOT be disclosed in Section "A". Third Party Processing Fee needs to be disclosed in Section "B" of Closing Disclosure.The loan contains errors within one or more TRID disclosure. Processing Fee in Section "A" on Closing Disclosure dated XXXX is payable to a Third Party and should be disclosed in Section "B" resulting in the below Secondary Marketing Exception.Secondary Market Exceptions and Loan ConditionsThis loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker.
COMMENTS: 08/09/2022 Received PC CD dated XXXX with Processing Fee moved to section "B".

//UPDATE:  08/09/2022 Received a TRID Fee Placement and Tolerance Chart which appears to reflect that the Processing fee in question should be disclosed in Section "A", however, the Processing Fee would only be disclosed in Section "A" if it was charged by the Lender/Broker or if the Payee is an Affiliate of the Lender or Broker.  The Settlement Statement in file reflects the fee was paid directly to the Third Party and not considered a pass through fee, nor is there any Affiliated Business Arrangement in file reflecting the Payee is an Affiliate of Lender or Broker.  Need a PC CD with explanation letter to borrower moving the Third Party Processing Fee to Section "B".

									//UPDATE: 08/08/2022 Received proof that the Processing Fee was paid to a Third Party which is NOT the issue. The issue is Third Party Fees should NOT be disclosed in Section "A". Third Party Processing Fee needs to be disclosed		Compensating Factors: 1. 808 credit score; 48 points above program minimum credit score of 760 2. 80% LTV; 5% below 85% program maximum 3. 86.43 months reserves; 80.43 months greater than 6 month program minimum 4. Borrower has been self-employed for the last 4 years 5. DTI ratio of 36.73%; 13.27% less than 50% program maximum	8/8/2022	Primary Residence	XXXX	XXXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
8/19/2022	XXXX	XXXX	XXXX	4350100330	XXXX						Compensating Factors: 1) FICO 763, 43 points > 720 minimum guideline requirement 2) DTI 38.43% 11% <50% maximum guidelines 3) LTV/CLTV 70% max for Condo is 85% 15% < per guideline /matrix	8/12/2022	Investment Property	XXXX	XXXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1